Other Income (Tables)	12 Months Ended
Nov. 30, 2025
Other Income [Abstract]
Schedule of Other Income
	For the Year Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Bank interest income	474,720	1,936,131	1,717,560	220,568
Sundry income	99,407	89,036	1,119	144
Exchange gain (or loss)	-	(498,985)	(542,359)	(69,650)
Other gain/loss	-	-	205,497	26,390
Total	574,127	1,526,182	1,381,817	177,452